CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (117,776)	$ (17,076)	¥ (6,108,533)	¥ (7,007,153)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	337,423	48,922	400,241	480,396
Amortization and impairment of intangible assets	177,019	25,665	162,182	317,579
Amortization and impairment of licensed copyrights	7,780,928	1,128,129	10,082,541	11,863,521
Amortization and impairment of produced content	5,359,648	777,075	6,121,035	4,534,116
Impairment of long-lived assets	0	0	0	143,534
Provision/(reversal) of credit losses	(25,855)	(3,749)	(45,228)	265,540
Unrealized foreign exchange (gain)/loss	107,595	15,600	15,534	(51,819)
Gain on disposal of fixed assets	(34,901)	(5,060)	(25,611)	(20,991)
Gain on disposal of subsidiaries	(367,717)	(53,314)	(44,861)	0
Accretion on convertible senior notes and asset-backed debt securities	146,079	21,179	618,393	501,033
Barter transaction revenue	(876,109)	(127,024)	(1,243,562)	(1,376,912)
Share-based compensation	811,441	117,649	1,219,163	1,370,095
Share of losses from equity method investments	213,409	30,941	446,323	224,489
Fair value change and impairment of long-term investments	823,806	119,440	82,447	33,928
Interest and other investment expense/(income)	(5,537)	(803)	(5,134)	49,622
Deferred income tax (benefit)/expense	30,056	4,358	18,535	(41,979)
Amortization of deferred income	(11,760)	(1,705)	(12,674)	(14,969)
Other non-cash (income)/expenses	(23,185)	(3,362)	(46,400)	(67,750)
Changes in operating assets and liabilities
Accounts receivable	312,776	45,348	644,924	8,841
Amounts due from related parties	(49,434)	(7,167)	(56,029)	144,423
Licensed copyrights	(6,143,075)	(890,662)	(9,731,462)	(10,527,700)
Produced content	(7,387,666)	(1,071,111)	(10,491,647)	(6,728,467)
Prepayments and other assets	222,399	32,245	96,000	1,166,105
Accounts payable	2,911,022	422,059	1,438,676	(605,394)
Amounts due to related parties	204,774	29,689	658,173	77,049
Customer advances and deferred revenue	750,799	108,856	39,592	429,510
Accrued expenses and other liabilities	(615,479)	(89,236)	(216,064)	(580,615)
Other non-current liabilities	1,023,847	148,444	31,599	2,897
Net cash used for operating activities	(70,569)	(10,232)	(5,951,847)	(5,411,071)
Cash flows from investing activities:
Acquisition of fixed assets	(174,263)	(25,266)	(261,536)	(240,750)
Acquisition of intangible assets	(95,506)	(13,847)	(139,199)	(144,978)
Purchase of long-term investments	(78,273)	(11,349)	(386,383)	(1,050,810)
Proceeds from disposal of long-term investments	20,145	2,921	0	40,000
Acquisition of business, net of cash acquired	0	0	0	(5,798)
Film investments made as passive investor	(59,650)	(8,648)	(21,850)	0
Proceeds from film investments as passive investor	30,200	4,379	3,600	1,612
Loans provided to related parties	0	0	(1,000)	0
Loans provided to third parties	0	0	(813,000)	(9,655)
Repayment of loans provided to related parties	0	0	1,000	100,000
Repayment of loans provided to third parties	3,182	461	813,030	0
Purchases of held-to-maturity debt securities	(727,943)	(105,542)	(6,419,905)	(3,367,103)
Maturities of held-to-maturity debt securities	769,766	111,606	8,518,768	5,202,271
Purchases of available-for-sale debt securities	(3,731,634)	(541,036)	(13,555,195)	(11,813,599)
Maturities of available-for-sale debt securities	4,260,759	617,752	13,468,301	11,431,950
Other investing activities	49,197	7,133	55,719	16,156
Net cash provided by investing activities	265,980	38,564	1,262,350	159,296
Cash flows from financing activities:
Proceeds from short-term loans	4,277,653	620,201	4,437,033	3,559,525
Repayments of short-term loans	(5,033,931)	(729,851)	(3,296,979)	(3,219,083)
Repayments of long-term loans and borrowings from third party investors	0	0	(880,861)	(709,192)
Proceeds from issuance of convertible senior notes, net of issuance costs	3,448,551	499,993	632,369	5,150,888
Repayments of convertible senior notes	0	0	(4,751,022)	0
Proceeds from issuance of subsidiaries' shares	1,000	145	268,457	9,609
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	0	0	500,380	4,457,007
Proceeds from issuance of shares to third parties upon private placement	1,172,732	170,030	0	0
Proceeds from issuance of Class B ordinary shares to Baidu upon private placement	634,470	91,990	0	0
Proceeds from exercise of share options	51,850	7,518	180,002	196,597
Finance lease payments	(38,132)	(5,529)	(14,473)	(9,020)
Dividends paid by subsidiaries	(64,240)	(9,314)	(27,827)	(62,425)
Other financing activities	(18,910)	(2,742)	(6,534)	0
Net cash provided by/(used for) financing activities	4,468,863	647,925	(2,959,455)	9,373,906
Effect of exchange rate changes on cash, cash equivalents and restricted cash	122,418	17,748	(216,696)	(91,293)
Net increase/(decrease) in cash, cash equivalents and restricted cash	4,786,692	694,005	(7,865,648)	4,030,838
Cash, cash equivalents and restricted cash at the beginning of the year	3,074,864	445,813	10,940,512	6,909,674
Cash, cash equivalents and restricted cash at the end of the year	7,861,556	1,139,818	3,074,864	10,940,512
Supplemental disclosures of cash flow information:
Cash paid for interest	524,484	76,043	670,916	502,985
Cash paid for income taxes	56,153	8,141	108,436	97,863
Acquisition of fixed assets included in accounts payable	3,751	544	68,110	30,341
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	7,097,938	$ 1,029,104	2,997,212	10,915,282
Restricted cash	13,618		77,652	25,230
Long-term restricted cash	750,000		0	0
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	¥ 7,861,556		¥ 3,074,864	¥ 10,940,512